Pension and similar obligations - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ (1,661)
Exchange differences	200
Defined benefit obligation at 31 December	(1,254)	$ (1,661)
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(5,403)	(5,191)	$ (7,478)
Current service costs	(51)	(50)	(69)
Interest cost	(282)	(302)	(229)
Past service gain/(cost)	3	4	0
Assets distributed on settlements	133	99	114
Benefits paid	432	469	549
Contribution by plan participants	(2)	(2)	(2)
Actuarial gains/(losses) – demographic assumptions	(4)	17	(2)
Actuarial gains/(losses) – financial assumptions	267	(220)	1,854
Experience adjustments	(13)	(44)	(116)
Exchange differences	288	(182)	243
Transfers and other movements	0	0	(55)
Defined benefit obligation at 31 December	(4,632)	(5,403)	(5,191)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	3,882	3,807	5,381
Interest cost	199	217	157
Administration costs	(14)	(17)	(17)
Assets distributed on settlements	(130)	(97)	(112)
Return on plan assets exceeding interest income	(26)	94	(1,084)
Benefits paid	(432)	(469)	(551)
Contributions by AB InBev	267	218	220
Contribution by plan participants	2	2	2
Exchange differences	(200)	127	(188)
Transfers and other movements	0	0	(2)
Defined benefit obligation at 31 December	$ 3,547	$ 3,882	$ 3,807